Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Receivables [Abstract]
Trade receivables	$ 135.5	$ 134.1
Other receivables and advances	4.7	17.0
Allowance for doubtful accounts	(1.0)	(2.1)	(2.3)
Total accounts and other receivables	$ 139.2	$ 149.0